Equity - Share capital (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$) R$ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 BRL (R$) shares
Share capital
Quantity of shares	439,701,921	439,701,921	402,190,540
Authorized share capital (in US dollar) | $		$ 50
Authorized shares	20,000,000,000	20,000,000,000
Share capital paid | R$	R$ 13		R$ 13
Other Reserves Excluding Accumulated Other Comprehensive Income | R$	R$ 9,793,992		R$ 8,147,285
Ordinary shares [member]
Share capital
Quantity of shares	322,664,816	322,664,816	285,153,435
Par value per share | R$ / shares	R$ 0.0000025
Preference shares [member]
Share capital
Quantity of shares	117,037,105	117,037,105	117,037,105